12. Income Taxes: Schedule of Components of Income Tax Expense (Benefit) (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Schedule of Components of Income Tax Expense (Benefit)

	2015	2014	2013

Current – Federal	$ 4,220,841	$ 4,143,983	$ 3,840,502
Current – State	5,160	12,500	6,432
Total Current	4,226,001	4,156,483	3,846,934

Deferred – Federal	1,037,993	41,211	145,730

Total Provision	$ 5,263,994	$ 4,197,694	$ 3,992,664